Derivative Instruments (Cross-currency Swaps) (Details) - Cash flow hedge [Member] - Cross-currency swap contracts [Member] € in Millions, £ in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)
2.125% 2019 euro Notes [Member]
Derivative [Line Items]
Notional amount	$ 864		€ 675
2.125% 2019 euro Notes [Member] | Euro
Derivative [Line Items]
Interest rate	2.125%	2.125%	2.125%
2.125% 2019 euro Notes [Member] | Dollars
Derivative [Line Items]
Interest rate	2.60%	2.60%	2.60%
5.50% 2026 pound sterling Notes [Member]
Derivative [Line Items]
Notional amount	$ 747	£ 475
5.50% 2026 pound sterling Notes [Member] | Sterling Pounds
Derivative [Line Items]
Interest rate	5.50%	5.50%	5.50%
5.50% 2026 pound sterling Notes [Member] | Dollars
Derivative [Line Items]
Interest rate	6.00%	6.00%	6.00%
4.00% 2029 pound sterling Notes [Member]
Derivative [Line Items]
Notional amount	$ 1,111	£ 700
4.00% 2029 pound sterling Notes [Member] | Sterling Pounds
Derivative [Line Items]
Interest rate	4.00%	4.00%	4.00%
4.00% 2029 pound sterling Notes [Member] | Dollars
Derivative [Line Items]
Interest rate	4.50%	4.50%	4.50%